Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 62,563	$ 70,920	$ 60,034
Deposits at call	397	398	413
Cash and cash equivalents	$ 62,960	$ 71,318	$ 60,447	$ 136,881